Offerings - Offering: 1	Jan. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,$0.001 Par Value
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	2.49
Maximum Aggregate Offering Price	$ 12,462,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,721.07
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers (i) 5,000,000 shares of common stock, $0.001 par value per share (“Common Stock”), of Great Elm Group, Inc., a Delaware corporation (the “Registrant”), available for issuance pursuant to the Great Elm Group, Inc. 2025 Long-Term Incentive Compensation Plan (the “Plan”), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended, any additional shares of the Common Stock that may become issuable under the Plan by reason of any share dividend, share split, recapitalization or other similar transaction.

The Proposed Maximum Offering Price Per Share is estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of $2.49, the average of the high and low prices of the Registrant’s Common Stock as reported on the NASDAQ Global Select Market on January 5, 2026, which date is within five business days prior to filing this Registration Statement. The Proposed Maximum Offering Price Per Share, Maximum Aggregate Offering Price and Amount of Registration Fee is rounded up to the nearest penny.